Pension and Postretirement Benefits - Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Schedule Of Pension Obligation Current And Net Of Current Line Items
Pension obligation, current portion	$ 19,421	[1]	$ 19,155	[1]
Pension obligation, net of current portion	142,691	[1]	166,831	[1]
Pension Plans [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Plan assets, net of current portion
Pension obligation, current portion	17,608		17,424
Pension obligation, net of current portion	95,271		119,058
Total net pension obligation	112,879		136,482
Other Postretirement Benefit Obligations [Member]
Schedule Of Pension Obligation Current And Net Of Current Line Items
Plan assets, net of current portion	1,813		1,731
Postretirement obligation, net of current portion	47,420		47,773
Total postretirement obligation	$ 49,233		$ 49,504

[1]	See Note 16